Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1893


               European Dividend Sustainability Portfolio 2018-3

                Global Dividend Sustainability Portfolio 2018-3


                          Supplement to the Prospectus

As a result of a pending merger, on October 1, 2018, Essilor International S.A. ("EI FP") changed its name to EssilorLuxottica ("EL FP").

Notwithstanding anything to the contrary in the Prospectus, each Portfolio now holds, and will continue to purchase, shares of EL FP.

Supplement Dated:  October 5, 2018